12a. SIGNIFICANT FOURTH QUARTER ADJUSTMENTS	12 Months Ended
Mar. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
SIGNIFICANT FOURTH QUARTER ADJUSTMENTS

12. SIGNIFICANT FOURTH QUARTER ADJUSTMENTS

During the fourth quarter of the fiscal years ended March 31, 2014 and 2013, we did not deem any unusual or infrequently occurring items or adjustments to be material to our fourth quarter results.